Financial assets held for trading (Tables)	12 Months Ended
Dec. 31, 2019
Financial assets
Schedule of financial assets held for trading by issuing entity and credit rating

The breakdown by issuing entity and credit rating is presented below:

	Nominal value	Fair Value
	(€ million)	(€ million)	Rating - Moody’s	Rating - S&P
Quoted bonds issued by sovereign states
Fixed rate bonds
Italy	734	743	Baa3	BBB
Chile	177	181	A1	A+
Other(*)	216	224	from Aaa to Baa1	from AAA to BBB+
	1,127	1,148
Floating rate bonds
Italy	126	126	Baa3	BBB
Germany	106	106	Aaa	AAA
Other(*)	81	82	from Aaa to Baa3	from AAA to BBB
	313	314
Total quoted bonds issued by sovereign states	1,440	1,462
Other Bonds
Fixed rate bonds
Quoted bonds issued by industrial companies	1,183	1,212	from Aa2 to Baa3	from AA to BBB-
Quoted bonds issued by financial and insurance companies	862	879	from Aa3 to Baa3	from AA- to BBB-
Other bonds	105	106	from Aaa to Baa2	from AAA to BBB
	2,150	2,197
Floating rate bonds
Quoted bonds issued by industrial companies	1,530	1,535	from Aa1 to Baa3	from AA+ to BBB-
Quoted bonds issued by financial and insurance companies	1,116	1,122	from Aa1 to Baa3	from AA+ to BBB-
Other bonds	444	444	from Aaa to Baa2	from AAA to BBB
	3,090	3,101
Total other bonds	5,240	5,298
Total other financial assets held for trading	6,680	6,760

(*)Amounts included herein are lower than €50 million.

Financial assets held for trading
Financial assets
Disclosure of financial assets held for trading

(€ million)	December 31, 2019	December 31, 2018
Bonds issued by sovereign states	1,462	1,083
Other	5,298	5,469
	6,760	6,552

Schedule of financial assets held for trading including securities subject to lending in multiple currencies	The breakdown by currency is provided below:

(€ million)	December 31, 2019	December 31, 2018
Euro	4,272	4,573
U.S. dollars	2,279	1,614
Other currencies	209	365
	6,760	6,552